Note 6 - Risk Management - Loans And Advances Impaired (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Loans And Advances Line Items
Book Value	€ 420,414,000,000	€ 412,711,000,000
Loand And Advances Impaired	15,643,000,000	15,959,000,000
Accumulated Impairment	€ (13,588,000,000)	€ (12,427,000,000)
Impaired Loans As A Percentage Of Categorized Loans	0.00%	0.00%
Central Banks [Member]
Loans And Advances Line Items
Book Value	€ 4,792,000,000	€ 4,285,000,000
Loand And Advances Impaired	0	0
Accumulated Impairment	€ (19,000,000)	€ (9,000,000)
Impaired Loans As A Percentage Of Categorized Loans	0.30%	0.30%
General Government [Member]
Loans And Advances Line Items
Book Value	€ 27,342,000,000	€ 28,281,000,000
Loand And Advances Impaired	77,000,000	88,000,000
Accumulated Impairment	€ (83,000,000)	€ (60,000,000)
Impaired Loans As A Percentage Of Categorized Loans	0.00%	0.00%
Credit Institutions [Member]
Loans And Advances Line Items
Book Value	€ 14,859,000,000	€ 13,664,000,000
Loand And Advances Impaired	6,000,000	6,000,000
Accumulated Impairment	€ (17,000,000)	€ (15,000,000)
Impaired Loans As A Percentage Of Categorized Loans	0.10%	0.20%
Other Financial Institutions [Member]
Loans And Advances Line Items
Book Value	€ 13,585,000,000	€ 11,239,000,000
Loand And Advances Impaired	17,000,000	17,000,000
Accumulated Impairment	€ (50,000,000)	€ (31,000,000)
Impaired Loans As A Percentage Of Categorized Loans	4.40%	4.90%
Non Financial Institutions [Member]
Loans And Advances Line Items
Book Value	€ 185,821,000,000	€ 173,254,000,000
Loand And Advances Impaired	8,190,000,000	8,467,000,000
Accumulated Impairment	€ (7,224,000,000)	€ (6,465,000,000)
Impaired Loans As A Percentage Of Categorized Loans	4.20%	4.10%
Households [Member]
Loans And Advances Line Items
Book Value	€ 174,015,000,000	€ 181,989,000,000
Loand And Advances Impaired	7,352,000,000	7,381,000,000
Accumulated Impairment	€ (6,195,000,000)	€ (5,847,000,000)
Impaired Loans As A Percentage Of Categorized Loans	3.70%	3.90%